Assets And Liabilities Classified As Held For Sale; Profit (Loss) From Discontinued Operations - Additional Information (Parenthetical) (Detail) R$ in Millions	Dec. 31, 2018 BRL (R$)
Disclosure of assets and liabilities classified as held for sale [abstract]
Provision for litigation settlement	R$ 476,244
Litigation settlement amount related to Civil Lawsuit	909
Litigation settlement amount related to labor lawsuit	320
Litigation settlement amount related to tax lawsuit	R$ 4,467